PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.

PGIM Jennison Mid-Cap Growth Fund

(the "Fund")

Supplement dated March 25, 2022

to the Fund's Currently Effective Statement of Additional Information

You should read this Supplement in conjunction with the Fund's Statement of Additional Information (SAI) and retain it for future reference.

Effective as of March 21, 2022, Mr. Eric Sartorius, CFA, was added to the Fund's portfolio management team and Ms. Sheetal Prasad, CFA, was removed from the Fund's portfolio management team.

To reflect these changes, the Fund's SAI is revised as follows effective as of March 21, 2022:

1.All references to Ms. Prasad are hereby removed from the Fund's SAI.

2.The table in the section of the Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Sartorius:

Fund	Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
		Managers	Investment	Investment	Total Assets*
			Companies/Total	Vehicles/ Total
			Assets	Assets
PGIM			2/$413,832,000	5/$813,091,000	9/$1,957,777,000
Jennison Mid-	Jennison	Eric
Cap Growth	Associates	Sartorius,
Fund	LLC	CFA**

*Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

**Information is as of March 23, 2022.

3.The table in the section of the Fund's SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. Sartorius:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Fund and Similar
Strategies*
Jennison Associates LLC	Eric Sartorius, CFA**	$100,001 - $500,000

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the Fund. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. "Other Investment Accounts" in similar strategies include other PGIM mutual funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range of Eric Sartorius' direct investment in the Fund as of March 23, 2022, is as follows: $100,001 - $500,000. **Information is as of March 23, 2022.

LR1403